Liability for Pension and Other Retirement Benefits (Details 15) (Other Postretirement Benefit Plans, Defined Benefit [Member], JPY ¥) In Millions	Mar. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit [Member]
Estimated future benefit payments
2012	¥ 679
2013	702
2014	724
2015	738
2016	759
Through 2017-2021	¥ 4,132